Loans (Details 9) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses at beginning		$ 81,294	$ 105,988
Transfer to lifetime expected credit losses		0	0
Transfer to credit-impaired financial instruments		0	0
Transfer to 12-month expected credit losses		0	0
Net effect of changes in allowance for expected credit losses		56,311	35,584
Financial instruments that have been derecognized during the year		(27,490)	(44,088)
New financial assets originated or purchased		32,355	17,363
Write-offs		(41,686)	(33,553)
Recoveries of amounts previously written off		1	0
Allowance for expected credit losses at ending		100,785	81,294
Stage 1 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses at beginning	[1]	19,821	29,036
Transfer to lifetime expected credit losses	[1]	(514)	(672)
Transfer to credit-impaired financial instruments	[1]	(111)	0
Transfer to 12-month expected credit losses	[1]	4,471	1,428
Net effect of changes in allowance for expected credit losses	[1]	(4,665)	(2,900)
Financial instruments that have been derecognized during the year	[1]	(16,400)	(24,434)
New financial assets originated or purchased	[1]	32,355	17,363
Write-offs	[1]	0	0
Recoveries of amounts previously written off	[1]	0	0
Allowance for expected credit losses at ending	[1]	34,957	19,821
Stage 2 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses at beginning	[2]	33,477	41,599
Transfer to lifetime expected credit losses	[2]	514	672
Transfer to credit-impaired financial instruments	[2]	(7,864)	(12,845)
Transfer to 12-month expected credit losses	[2]	(4,471)	(1,428)
Net effect of changes in allowance for expected credit losses	[2]	5,823	18,227
Financial instruments that have been derecognized during the year	[2]	(11,090)	(11,321)
New financial assets originated or purchased	[2]	0	0
Write-offs	[2]	0	(1,427)
Recoveries of amounts previously written off	[2]	0	0
Allowance for expected credit losses at ending	[2]	16,389	33,477
Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for expected credit losses at beginning	[3]	27,996	35,353
Transfer to lifetime expected credit losses	[3]	0	0
Transfer to credit-impaired financial instruments	[3]	7,975	12,845
Transfer to 12-month expected credit losses	[3]	0	0
Net effect of changes in allowance for expected credit losses	[3]	55,153	20,257
Financial instruments that have been derecognized during the year	[3]	0	(8,333)
New financial assets originated or purchased	[3]	0	0
Write-offs	[3]	(41,686)	(32,126)
Recoveries of amounts previously written off	[3]	1	0
Allowance for expected credit losses at ending	[3]	$ 49,439	$ 27,996

[1]	12-month expected credit losses.
[2]	Lifetime expected credit losses.
[3]	Credit-impaired financial assets (lifetime expected credit losses).